Term Loan a related party	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Term Loan a related party [Text Block]

Note 5 – Term Loan – a related party

On November 4, 2011, the Company entered into a loan terms Agreement (“Agreement”) with a shareholder of the Company to settle a loan payable in the amount of $74,062. Pursuant to the Agreement, the terms of repayment were amended to specify that ten per cent ( 10%) of the gross proceeds of any prospective debt or equity financing undertaken by the Company would be applied to the repayment of the principal of this loan until fully repaid. The term loan is unsecured, non-interest bearing and requires that any balance remaining outstanding on November 4, 2016 would then be fully due and payable.

The Company’s management has estimated the repayment of the principal of the loan to be approximately $20,000, $25,000 and $25,000 in fiscal years 2012-2014 respectively with the balance of $4,062 being repaid during the first quarter of fiscal 2015 based on the anticipated prospective debt or equity financings. Management has determined the net present value of the term loan as at the date of restructuring to be $58,229 by discounting the future anticipated repayments at a relative market rate of 11.68% . As a result of the restructuring, the Company recorded $15,833 of additional paid-in capital. During the three month period ended March 31, 2012, the Company recorded interest accretion of $1,652. (three month period ended March 31, 2011 - $nil)

A summary of term loan is as follows:

March 31, 2012
Term loan – face value	$74,062
Effective interest rate – 11.68%	(15,833)
Net present value	58,229
Interest accretion	2,766
Total	60,995
Current portion	14,464
Term loan – long term	$46,531
Note 5 – Term Loan – a related party

On November 4, 2011, the Company entered into a loan terms Agreement (“Agreement”) with a shareholder of the Company to settle a loan payable in the amount of $74,062. Pursuant to the Agreement, the terms of repayment were amended to specify that ten per cent (10%) of the gross proceeds of any prospective debt or equity financing undertaken by the Company would be applied to the repayment of the principal of this loan until fully repaid. The term loan is unsecured, non-interest bearing and requires that any balance remaining outstanding on November 4, 2016 would then be fully due and payable.

The Company’s management has estimated the repayment of the principal of the loan to be approximately $20,000, $25,000 and $25,000 in fiscal years 2012-2014 respectively with the balance of $4,062 being repaid during the first quarter of fiscal 2015 based on the anticipated prospective debt or equity financings. Management has determined the net present value of the term loan as at the date of restructuring to be $58,229 by discounting the future anticipated repayments at a relative market rate of 11.68% . As a result of the restructuring, the Company recorded $15,833 of additional paid-in capital. During the year ended December 31, 2011, the Company recorded interest accretion of $1,115.

A summary of term loan is as follows:

December 31, 2011
Term loan – face value	$74,062
Effective interest rate – 11.68%	(15,833)
Net present value	58,229
Interest accretion	1,115
Total	59,344
Current portion	14,146
Term loan – long term	$45,198